Operating Leases (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Leases
Operating lease right-of-use assets	$ 3,215
Current lease liabilities	455
Non-current lease liabilities	3,139
Total lease liabilities	$ 3,594
Weighted Average Remaining Lease Term
Operating leases	8 years 4 months 24 days
Weighted Average Discount Rate
Operating leases	7.30%